ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) $ in Millions	Sep. 28, 2023 USD ($)
Triton International Limited
Consideration transferred
Cash	$ 350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	1,156
Fair value of assets and liabilities acquired
Cash and cash equivalents	491
Account receivable and other	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest	(3,997)
Net assets acquired	1,156
Triton International Limited, Preferred Equity Instruments
Fair value of assets and liabilities acquired
Non-controlling interest	$ (641)